Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 19, 2021
Deferred tax asset as a result of the Business Combination								$ 363,600
Effective tax rate	1.80%	0.40%	1.80%	0.40%
Net deferred tax assets								504,600
Net deferred tax liabilities								141,000
Tax receivable agreement liability	$ 462,179		$ 462,179		$ 0			461,000
Adjustments to additional paid in capital, Tax Receivable Agreement liability								359,400
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Deferred tax asset as a result of the Business Combination					800	$ 326
Income tax examination penalties and interest expense					$ 0	$ 0	$ 0
Effective tax rate					(0.12%)	1.16%	(6.51%)
Dyal
Tax receivable agreement liability								$ 101,600
Minimum [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Net operating losses expiration year					2036
Maximum [Member] | Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Net operating losses expiration year					2038